Derivative Instruments and Hedging Activity - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net gain on derivatives deferred in accumulated other comprehensive income (AOCI)		$ 33,000,000	$ (1,000,000)
Maximum length of time hedge in cash flow hedge		12 months
Losses on hedged item in fair value hedge		$ 4,000,000
Deferred, net after-tax gains on derivative instruments expected to be recognized in next 12 months		11,000,000
Derivative assets (liabilities), net		25,000,000	(1,000,000)
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount		209,000,000
Forward Starting Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount	$ 1,800,000,000		1,800,000,000
Net gain on derivatives deferred in accumulated other comprehensive income (AOCI)		37,000,000
Derivative notional amount			550,000,000
Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		1,200,000,000
Deferred gain on foreign exchange contracts		43,000,000
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount		$ 1,000,000,000
Interest Rate Swap | Fair value hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount			$ 0